Note 21 - Subsequent Events (Details Textual) - USD ($)						12 Months Ended
	Apr. 17, 2018	Mar. 29, 2018	Jan. 15, 2018	Jan. 10, 2018	Jan. 05, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2018	Feb. 01, 2018	Jun. 02, 2017	Oct. 13, 2015	Sep. 22, 2015	Jul. 06, 2015	Apr. 10, 2014
Payments to Acquire Property, Plant, and Equipment, Total						$ 60,612,867	$ 56,215,758	$ 155,072,744
Proceeds from Sale of Property, Plant, and Equipment, Total						11,479,936	1,530,177	$ 2,010,302
Interest Rate Swap [Member]
Derivative, Notional Amount						$ 68,935,006	$ 60,750,343				$ 15,996,125	$ 11,171,875	$ 12,120,000	$ 17,553,663	$ 17,553,663
Derivative, Fixed Interest Rate											2.12%		1.54%	1.69%	2.60%
Subsequent Event [Member] | Interest Rate Swap [Member]
Derivative, Notional Amount									$ 21,586,250	$ 32,632,000
Derivative, Fixed Interest Rate									2.74%	2.74%
Subsequent Event [Member] | One Liquified Petroleum Gas Carrier Under Construction [Member]
Payments for Construction in Process					$ 5,208,000
Subsequent Event [Member] | Eco Arctic [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 31,968,500
Subsequent Event [Member] | Eco Ice [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 32,704,200
Subsequent Event [Member] | Gas Legacy [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 4,990,000
Subsequent Event [Member] | Eco Freeze [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 33,427,120